Stock-Based Compensation Plan (Schedule of Stock-based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Total stock-based compensation expenses	$ 7,597	$ 6,612	$ 21,411	$ 17,463
Cost of sales [Member]
Total stock-based compensation expenses	1,282	793	3,228	2,059
Research and development, net [Member]
Total stock-based compensation expenses	1,098	821	2,921	2,567
Selling, general and administrative [Member]
Total stock-based compensation expenses	$ 5,217	$ 4,998	$ 15,262	$ 12,837